FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Instruments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and Liabilities
Carrying amount, Liabilities		₪ 2,318	₪ 2,433	₪ 1,366
Fair value, Liabilities		₪ 4	₪ 28
Trade and other payables [Member]
Assets and Liabilities
Category	[1]	AC	AC
Carrying amount, Liabilities	[1]	₪ 719	₪ 800
Fair value, Liabilities	[1]	₪ 719	₪ 800
Financial liability at fair value [Member]
Assets and Liabilities
Category		FVTPL Level 3	FVTPL Level 3
Carrying amount, Liabilities		₪ 4	₪ 28
Fair value, Liabilities		₪ 4	₪ 28
Other non-current liabilities [Member]
Assets and Liabilities
Category	[1]	AC	AC
Carrying amount, Liabilities	[1]	₪ 30
Fair value, Liabilities	[1]	₪ 30
Notes payable series D [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 109	₪ 218
Fair value, Liabilities		₪ 110	₪ 219
Interest rate used	[2]	Market quote	Market quote
Notes payable series F [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 512	₪ 1,021
Fair value, Liabilities		₪ 524	₪ 1,040
Interest rate used	[2]	Market quote	Market quote
Notes payable series G [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 824	₪ 350
Fair value, Liabilities		₪ 939	₪ 383
Interest rate used	[2]	Market quote	Market quote
Borrowing P [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 59	₪ 89
Fair value, Liabilities		₪ 60	₪ 90
Interest rate used	[2]	0.84%	1.42%
Borrowing Q [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 79	₪ 102
Fair value, Liabilities		₪ 82	₪ 105
Interest rate used	[2]	0.93%	1.42%
Lease liabilities [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Liabilities		₪ 702	₪ 617
Fair value, Liabilities		₪ 702	₪ 623
Interest rate used	[2]	2.12%	2.04%
Cash and cash equivalents [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 376	₪ 299
Fair value, Assets		₪ 376	₪ 299
Short term deposits [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 411	₪ 552
Fair value, Assets		411	₪ 552
Long term deposits [Member]
Assets and Liabilities
Carrying amount, Assets	[3]	155
Fair value, Assets	[3]	₪ 155
Trade receivables [Member]
Assets and Liabilities
Category		AC	AC
Carrying amount, Assets		₪ 792	₪ 874
Fair value, Assets		₪ 794	₪ 876
Interest rate used	[2]	3.60%	4.00%
Other receivables [Member]
Assets and Liabilities
Category	[1]	AC	AC
Carrying amount, Assets	[1]	₪ 7	₪ 16
Fair value, Assets	[1]	₪ 7	₪ 16

[1]	The fair value of these financial instruments equals their carrying amounts, as the impact of discounting is not significant.
[2]	The fair values of the notes payable quoted market prices at the end of the reporting period are within level 1 of the fair value hierarchy. The fair values of other instruments under AC categories were calculated based on observable weighted average of interest rates derived from quoted market prices of the Group's notes payable and bank quotes of rates of similar terms and nature, are within level 2 of the fair value hierarchy.
[3]	At December 31, 2020, long-term deposits are deposited for a period ending in June 2022.